RELATED PARTY TRANSACTIONS (Details)	Dec. 31, 2012
Related Party Transactions [Abstract]
Ownership interest held by each of the Company and Expedia in aircraft (as a percent)	50.00%
Ownership interest held by each of the Company and Expedia in an entity employing aircraft flight crew (as a percent)	50.00%